Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value (Details Textual) $ / shares in Units, € in Thousands, $ in Thousands					6 Months Ended	12 Months Ended
	Apr. 14, 2016 USD ($) $ / shares shares	Apr. 14, 2016 EUR (€) shares	May 28, 2013 USD ($) $ / shares shares	May 28, 2013 EUR (€) shares	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
American Depository Shares (ADS) [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares	3,283,284	3,283,284	3,000,000	3,000,000
Shares Issued, Price Per Share | $ / shares	$ 3.50		$ 4
Proceeds from Issuance of Private Placement	$ 11,500	€ 10,200	$ 12,000	€ 9,270
American Depository Shares (ADS) [Member] | Private Placement [Member] | Additional Paid-in Capital [Member]
Proceeds from Issuance of Private Placement	7,913	7,006	8,183	6,320
American Depository Shares (ADS) [Member] | Private Placement [Member] | Investor and Placement Agent Warrants Payable [Member]
Proceeds from Issuance of Private Placement	$ 3,578	€ 3,168	$ 3,817	€ 2,950
American Depository Shares (ADS) [Member] | Private Placement [Member] | May 2013 Investor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 4.25
American Depository Shares (ADS) [Member] | Private Placement [Member] | May 2013 Placement Agent Warrants [Member] | H.C. Wainwright & Co., LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			180,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 5
American Depository Shares (ADS) [Member] | Private Placement [Member] | April 2016 Investor Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 4.50
American Depository Shares (ADS) [Member] | Private Placement [Member] | April 2016 Investor Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	3,283,284
Loans Payable [Member] | GERMANY | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member]
Debt Instrument, Collateral Amount | €					€ 450	€ 450
Loans Payable [Member] | GERMANY | Urology Devices and Services (UDS) Equipment [Member]
Debt Instrument, Collateral Amount | €					136	136
Loans Payable [Member] | GERMANY | High Intensity Focused Ultrasound (HIFU) Equipment 2 [Member]
Debt Instrument, Collateral Amount | €					400
Loans Payable [Member] | ITALY
Debt Instrument, Face Amount | €					€ 242	€ 242
Loans Payable [Member] | ITALY | Euribor 1 Month [Member]
Debt Instrument, Basis Spread on Variable Rate					4.50%	4.50%